THE ADVISORS' INNER CIRCLE FUND

                              AIG MONEY MARKET FUND

                        SUPPLEMENT DATED JANUARY 9, 2008
                                     TO THE
                  CLASS B SHARES PROSPECTUS DATED MARCH 1, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The Board of Trustees of The Advisors' Inner Circle Fund has approved the reclassification and consolidation of Class B Shares of the AIG Money Market Fund into Class A Shares effective December 31, 2007. Shareholders owning
Class B Shares at the time of the consolidation will receive one Class A Share for each Class B Share of the Fund. The fees and expenses of Class A Shares are identical to those of Class B Shares.

Class A Shares have an initial investment minimum of $10,000,000. This minimum will be waived for Class B shareholders receiving Class A Shares at the time of the consolidation. Please refer to the Fund's prospectus for Class A Shares for detailed information with respect to Class A Shares.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 AIG-SK-008-0100

                         THE ADVISORS' INNER CIRCLE FUND

                              AIG MONEY MARKET FUND

                        SUPPLEMENT DATED JANUARY 9, 2008
                                     TO THE
         STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED MARCH 1, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.


1. Effective December 31, 2007, all existing Class B Shares of the AIG Money Market Fund (the "Fund") have been consolidated into Class A Shares. Accordingly, all references to "Class B Shares" in the Statement of Additional Information are replaced with "Class A Shares."

2. On page S-1, under the heading "Description of Multiple Classes of Shares," the first sentence is deleted and replaced with the following:

         The Fund currently offers Class A Shares.

3. On pages S-10 and S-11, the section with the heading "The Distribution Plan" is deleted.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 AIG-SK-008-0100